Liquidity and Going Concern Assessment (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) operating_lease $ / shares	Dec. 31, 2015 USD ($) $ / shares	Feb. 28, 2017 USD ($)	Jun. 15, 2016 $ / shares	Mar. 28, 2016 $ / shares	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Working capital deficit	$ (9,300,000)
Cash and cash equivalents	1,866,000	$ 2,035,000				$ 5,201,000
Past due payables	5,700,000
Net cash used in operating activities	(4,444,000)	(6,297,000)
Loss from continuing operations	$ (9,944,000)	(10,354,000)
Operating leases, number of contracts in default | operating_lease	3
Term Loan	$ 5,821,000	5,330,000
Issuance of common stock and warrants, net of issuance costs	$ 6,250,000	$ 0
Common stock, par value (usd per share) | $ / shares	$ 0.04	$ 0.04		$ 0.04
Line of Credit [Member] | 2016 Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Outstanding borrowing capacity	$ 3,600,000
Available borrowing capacity under loan	100,000
Term Loan	3,603,000
Line of Credit [Member] | 2016 Loan and Security Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Outstanding borrowing capacity			$ 3,100,000
Available borrowing capacity under loan			$ 200,000
Term Loan [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Deferred financing costs	336,000	$ 163,000
Loans payable	3,700,000
Term Loan	$ 3,676,000	$ 5,000,000
Common stock, par value (usd per share) | $ / shares					$ 0.04